Exhibit 99.1

CRVNA 2021-N3 Servicer Report

Distribution Date:	2/10/2023
Collection Period:	1/1/2023	Through	1/31/2023
Accrual Period:	1/10/2023	Through	2/9/2023

	Principal Balance Rollforward of Receivables and Additional Collection Activity

										Unit	Principal
		Principal								Reconciliation	Reconciliation
(1)		Beginning Pool Balance							(1)	13,833	249,887,648.89
(2)		Collateral Pledged (Subsequent Receivables Acquired in Collection Period)							(2)	0	0.00
(3)		Collateral Takeout & Unwinds							(3)	5	120,785.56
(4)		Principal Collections							(4)
(5)			Total collections allocable to principal & Units Paid in Full						(5)	101	4,433,452.59
(6)			Purchased Receivables & receivables purchased pursuant to section 6.1						(6)	0	0.00
(7)		Charged-Off Losses (Gross)[1]							(7)
(8)			Charged-off Losses (system current period)						(8)	141	2,387,307.93

(9)		Ending Pool Balance							(9)	13,586	242,946,102.81

		Interest, Fees and Recoveries
(10)		Collections allocable to interest							(10)		3,767,090.40
(11)		Collections from Recoveries (prior charge-offs)							(11)		1,232,418.21
(12)		All other amounts and fees received and not allocable to principal							(12)		26,088.28

(13)		Total non-Principal Collections							(13)		5,025,596.89

(14)		Original Pool Balance as of Cutoff Date							(14)		420,000,002.09
(15)		The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}							(15)		57.84%

	Overcollateralization & Principal Calculations

(16)		Overcollateralization in Dollars								(16)	9,353,424.96
(17)		Overcollateralization Target Amount (Greater of {3.85% * (9)} or {1.25% * (14)}								(17)	9,353,424.96

(18)		Beginning of Period AAA through BB Note Balance {sum of (25:30)}							(18)		240,266,974.41
(19)		Ending Collateral Balance {(9)}							(19)	242,946,102.81
(20)		OC Target Amount {(17)}							(20)	9,353,424.96

(21)		Required ProForma Note Balance							(21)		233,592,677.85

(22)		Excess							(22)		6,674,296.56

(23)		Total amount allocated to principal								(23)	6,674,296.56

		Class	Orig Balance	BOM Note Bal.	Target Subordination %	Target Subordination Amount	Target Balance	Senior Target Balance	Principal Allocated	EOM Note Bal.	Note Factor
(24)		Class A Notes	211,470,000.00	87,835,508.58	61.00%	148,197,122.71	85,395,555.14	0.00	2,439,953.45	85,395,555.14	40.38%
(25)		Class A-1	154,340,000.00	30,705,508.58					2,439,953.45	28,265,555.14	18.31%
(26)		Class A-2	57,130,000.00	57,130,000.00					0.00	57,130,000.00	100.00%
(27)		Class B	56,490,000.00	12,619,326.27	55.95%	135,928,344.52	12,268,778.19	85,395,555.14	350,548.08	12,268,778.19	21.72%
(28)		Class C	53,340,000.00	41,112,139.55	49.05%	119,165,063.43	16,763,281.09	97,664,333.33	3,883,795.03	37,228,344.52	69.79%
(29)		Class D	52,500,000.00	52,500,000.00	38.25%	92,926,884.32	26,238,179.10	114,427,614.42	0.00	52,500,000.00	100.00%
(30)		Class E	46,200,000.00	46,200,000.00	0.00%	0.00	46,200,000.00	140,665,793.53	0.00	46,200,000.00	100.00%
(31)		Class N	18,900,000.00	0.00					0.00	0.00	0.00%

	Reserve Account & Class N Reserve Account Reconciliations

	(a)	Reserve Account Rollforward
(32)		Specified Reserve Account Amount {(14) * 1.25%}								(32)	5,250,000.00
(33)		Aggregate Note Balance after all distributions {sum of (25:30)}								(33)	233,592,677.85
(34)		Specified Reserve Amount {Lesser of (32),(33)}								(34)	5,250,000.00

(35)		Beginning of Period Reserve Account Balance								(35)	5,250,000.00
(36)		Amount withdrawn from the Reserve Account								(36)	0.00
(37)		Amount deposited to the Reserve Account								(37)	0.00

(38)		Ending Reserve Account Balance								(38)	5,250,000.00

	(b)	Class N Reserve Account Rollforward
(39)		Specified Class N Reserve Account Amount {(14) * 0.075%}									315,000.00
		Aggregate Class N Note Balance after all distributions									0.00
		Specified Class N Reserve Amount									0.00

(40)		Beginning of Period Class N Reserve Account Balance									0.00
(41)		Amount withdrawn from Class N Reserve Account									0.00
(42)		Amount deposited to Class N Reserve Account									0.00

(43)		Ending Class N Reserve Account Balance									0.00

	Performance Data for the Collection Period

	Loss Data
	(a)	Gross Losses
(44)		Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period								(44)	44,082,643.04
(45)		Gross Charged-Off Receivables losses occurring in current Collection Period {(8)}								(45)	2,387,307.93

(46)		Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period								(46)	46,469,950.97

	(b)	Liquidation Proceeds
(47)		The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period								(47)	14,428,549.65
(48)		Gross Liquidation Proceeds occurring in the current Collection Period {(11)}								(48)	1,232,418.21
(49)		Less Liquidation Expenses incurred in the current Collection Period								(49)	(88,446.81)

(50)		The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period								(50)	15,572,521.05

	(c)	Net Losses
(51)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period								(51)	29,654,093.39
(52)		Net Charged-Off Receivables losses occurring in current Collection Period {(45)-(48)+(49)}								(52)	1,243,336.53

(53)		The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period								(53)	30,897,429.92

	(d)	Historical Net Loss Data

									Average Principal Balance	Net Loss Amount	Net Loss Percentage
		Net Losses in Third Preceding Collection Period							270,667,337	2,852,714	1.05%
		Net Losses in Second Preceding Collection Period							262,059,095	1,853,463	0.71%
		Net Losses in First Preceding Collection Period							253,981,018	2,758,680	1.09%
		Net Losses in Current Collection Period							246,416,876	1,243,337	0.50%

	Delinquency Data
	(a)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period

									Current Collection Period 17
									Delinquency Bucket	No. of Receivables	Principal Balance
(54)								(54)	31-60	1,626	30,501,419.75
(55)								(55)	61-90	852	16,432,849.91
(56)								(56)	91-120	248	4,393,993.95

(57)								(57)	Total Delinquencies	2,726	51,328,263.61

(58)		Receivables greater than 60 days delinquent at end of Collection Period						(58)			8.57%
(59)		Delinquency Trigger Rate (based on Current Collection Period)						(59)			29.00%

	Statistical Data
	(e)	Pool Statistics in the Collection Period							Original	Prev. Month	Current
(60)		Weighted Average APR of the Receivables						(60)	18.60%	18.52%	18.52%
(61)		Weighted Average Remaining Term of the Receivables						(61)	70.00	55.75	54.79
(62)		Weighted Average Original Term of the Receivables						(62)	71.00	71.38	71.39
(63)		Average Principal Balance						(63)	21,003.15	18,064.60	17,882.09
(64)		Net Losses in Period {(52)}						(64)	0.00	2,758,679.89	1,243,336.53
(65)		Aggregate Realized Losses {(53)}						(65)	0.00	29,654,093.39	30,897,429.92
(66)		Aggregate Realized Loss percentage {(65)/(14)}						(66)	0.00%	7.06%	7.36%
(67)		Number of Receivables at End of Collection Period						(67)	19,997	13,833	13,586

	Extension Data
	(f)	Collection Period Extension Data
(68)		Number of receivables extended in Collection Period (A)								(68)	271
(69)		Principal Balance of receivables extended in Collection Period (B)								(69)	5,216,864.91
(70)		Total number of receivables in Grantor Trust at beginning of Collection Period (C)								(70)	13,833
(71)		Pool Balance as of the beginning of the Collection Period (D)								(71)	249,887,648.89
(72)		Ratio of (A) over (C)								(72)	1.96%
(73)		Ratio of (B) over (D)								(73)	2.09%

	Amounts Deposited into the Collection Account

	Available Principal
(74)	Collections allocable to principal {(5)}	(74)	4,433,452.59
(75)	Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}	(75)	1,232,418.21
(76)	Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)	(76)	0.00
(77)	Purchase Amount for Collateral Takeouts & Unwinds	(77)	138,751.63

(78)	Total Collected Principal	(78)	5,804,622.43

	Collected Interest and Supplemental Servicing Fees
(79)	Collections allocable to interest {(10)}	(79)	3,767,090.40
(80)	Collections allocable to Supplemental Servicing Fees {(12)}	(80)	26,088.28

(81)	Total Collected Interest and Supplemental Servicing Fees	(81)	3,793,178.68

(82)	Excess amount withdrawn from Reserve Account {(36)}	(82)	0.00

(83)	Amount deposited to Collection Account	(83)	9,597,801.11

Calculation of Interest Distributable Amount

Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate	Calculated Interest
(84)	Class A-1	30,705,508.58	0	0.35%	30	8.33%	8,955.77
(85)	Class A-2	57,130,000.00	0	1.11%	30	8.33%	52,845.25
(86)	Class B	12,619,326.27	0	0.66%	30	8.33%	6,940.63
(87)	Class C	41,112,139.55	0	1.02%	30	8.33%	34,945.32
(88)	Class D	52,500,000.00	0	1.58%	30	8.33%	69,125.00
(89)	Class E	46,200,000.00	0	3.16%	30	8.33%	121,660.00
(90)	Class N	0.00	0	2.53%	30	8.33%	0.00

Cash Distributions for Activity in Collection Period (Waterfall)

Pursuant to
Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
Total Deposited to Collection Account	9,597,801.11	0.00	1.7%
Supplemental Servicing Fees	26,088.28	0.00	3.0%
Unpaid Supplemental Servicing Fees from prior Distribution Date	0.00	0.00	0.0%
Servicer Liquidation Reimbursements	88,446.81	0.00	-37.9%
Unpaid Servicer Liquidation Reimbursements from prior Distribution Date	0.00	0.00	0.0%
Available Funds	9,483,266.02	0.00	2.3%

1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	2.50%	520,599.27	0.00	-3.2%
Servicing Fee Payable from Servicing Strip Amount	1.38%	287,370.80	0.00	-3.2%
Servicing Strip Amount distributed to Class XS Notes	1.12%	233,228.47	0.00	-3.2%
Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	0.00	0.00	0.0%
2	Indemnity amounts due to Backup Servicer as successor servicer	0.00	0.00	0.0%
Fees due to:
Indenture Trustee	1,500.00	0.00	0.0%
Owner Trustee	0.00	0.00	-100.0%
Grantor Trust Trustee	0.00	0.00	-100.0%
Administrator	83.33	0.00	0.0%
Regulatory Filing Fees	5,320.67	0.00	0.0%
Collateral Custodian	1,123.60	0.00	-3.6%
Asset Representations Reviewer	0.00	0.00	0.0%
Rating Agency	0.00	0.00	-100.0%
Independent Accountant Fees	0.00	0.00	0.0%
3	Backup Servicer Fee	2,750.00	0.00	0.0%
4	Class A Interest Distributable Amount	61,801.02	0.00	-1.3%
5	First Priority PDA	0.00	0.00	0.0%
6	Class B Interest Distributable Amount	6,940.63	0.00	-3.2%
7	Second Priority PDA	0.00	0.00	0.0%
8	Class C Interest Distributable Amount	34,945.32	0.00	-10.0%
9	Third Priority PDA	0.00	0.00	0.0%
10	Class D Interest Distributable Amount	69,125.00	0.00	0.0%
11	Fourth Priority PDA	0.00	0.00	0.0%
12	Class E Interest Distributable Amount	121,660.00	0.00	0.0%
13	Fifth Priority PDA	0.00	0.00	0.0%
14	Reserve Account (amount required to fund Reserve Account to required amount)	0.00	0.00	0.0%
15	Regular PDA (other than Class XS Notes)	6,674,296.56	0.00	-15.2%
16	Class N Interest Distributable Amount	0.00	0.00	0.0%
17	Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount)	0.00	0.00	0.0%
18	Class N Principal Distribution Amount (until paid-in-full)	0.00	0.00	0.0%
19	Unpaid indemnity amounts due to Backup Servicer as successor servicer	0.00	0.00	0.0%
Unpaid Fees due to:
Indenture Trustee	0.00	0.00	0.0%
Owner Trustee	0.00	0.00	0.0%
Grantor Trust Trustee	0.00	0.00	0.0%
Administrator	0.00	0.00	0.0%
Collateral Custodian	0.00	0.00	0.0%
Asset Representations Reviewer	0.00	0.00	0.0%
Rating Agency	0.00	0.00	0.0%
Backup Servicer	0.00	0.00	0.0%
20	To holders of the certificates, any remaining amounts	1,983,120.62	0.00	275.8%

(1)	As of January 1, 2023, Bridgecrest Credit Company, LLC (“Servicer”) changed its definition of a charged off receivable. See Form 10-D as filed on December 15, 2022 for further details.